Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 and 2014.

	Fair value measurements as at December 31, 2013
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	30,892	—	30,892	—
Short term investments:
Time deposits	9,695	—	9,695	—
Investments in financial instruments	31,298	—	31,298	—
Warrant liabilities	(2,186)	—	(2,186)	—

	69,699	—	69,699	—

	Fair value measurements as at December 31, 2014
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	31,117	—	31,117	—
Short term investments:
Investments in financial instruments	29,426	—	29,426	—

	60,543	—	60,543	—